As filed with the Securities and Exchange Commission on May 21, 2015.

Registration Nos. 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to all series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE INSURANCE TRUST, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of May, 2015.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of May, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President (Principal Executive Officer)	/s/ David M. Moffett*	Trustee
Christopher O. Petersen		David M. Moffett

/s/ Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ Charles R. Nelson*	Trustee
Michael G. Clarke		Charles R. Nelson

/s/ Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ John J. Neuhauser*	Trustee
Joseph F. DiMaria		John J. Neuhauser

/s/ Douglas A. Hacker*	Chair of the Board	/s/ Patrick J. Simpson*	Trustee
Douglas A. Hacker		Patrick J. Simpson

/s/ Janet Langford Kelly*	Trustee	/s/ William F. Truscott*	Trustee
Janet Langford Kelly		William F. Truscott

/s/ Nancy T. Lukitsh*	Trustee	/s/ Anne-Lee Verville*	Trustee
Nancy T. Lukitsh		Anne-Lee Verville

/s/ William E. Mayer*	Trustee
William E. Mayer

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga **
Attorney-in-fact

**	Executed by Ryan C. Larrenaga pursuant to Trustees Power of Attorney, dated February 16, 2015, and incorporated by reference to Post-effective Amendment No. 61 to Registration Statement No. 033-14954, of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the commission on April 29, 2015.

SIGNATURES

CVPDAR3 Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR3 Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 21st day of May, 2015.

CVPDAR3 OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio – Diversified Absolute Return Fund, with respect only to information that specifically relates to CVPDAR3 Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 21st day of May, 2015.

Signature	Capacity

/s/ Amy K. Johnson	Director, CVPDAR3 Offshore Fund, Ltd.
Amy Johnson

/s/Anthony P. Haugen	Director, CVPDAR3 Offshore Fund, Ltd.
Anthony P. Haugen

/s/ Christopher O. Petersen	Director, CVPDAR3 Offshore Fund, Ltd.
Christopher O. Petersen

SIGNATURES

VPMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 21st day of May, 2015.

VPMF OFFSHORE FUND, LTD.

By	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Variable Portfolio – AQR Managed Futures Strategy Fund, with respect only to information that specifically relates to VPMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 21st day of May, 2015.

Signature	Capacity

/s/ Amy K. Johnson	Director, VPMF Offshore Fund, Ltd.
Amy Johnson

/s/Anthony P. Haugen	Director, VPMF Offshore Fund, Ltd.
Anthony P. Haugen

/s/ Christopher O. Petersen	Director, VPMF Offshore Fund, Ltd.
Christopher O. Petersen

Exhibit Index

Exhibit No.	Description

EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase